CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current Assets
Cash	$ 195,502	$ 18,046,872
Accounts receivable	29,012,866	18,764,549
Inventories	2,655,233	784,251
Advances to suppliers, net	39,044,834	18,262,520
Prepayment for an acquisition of a subsidiary	0	17,746,979
Due from a related party	0	116,250
Prepaid expenses and other current assets	1,541,698	495,344
Total current assets	72,449,365	74,216,765
Property, plant, and equipment, net	13,834,393	14,538,686
Prepayment for property, plant and equipment	3,606,708	4,224,229
Intangible assets, net	3,060	11,913
Land use right, net	6,653,666	511,177
Right-of-use assets	195,813	314,339
Long-term deposits	1,096,628	1,124,763
Biological assets	28,355,589	0
Total Assets	126,195,222	94,941,872
Current Liabilities:
Short-term loans	4,646,382	3,711,253
Long-term loans, current portion	548,245	20,009
Convertible notes	2,027,500	0
Accounts payable	12,565,401	7,487,319
Deferred revenue, current	80,866	96,542
Proceeds from private placement	0	18,000,000
Due to related parties	152,556	0
Taxes payable	83,190	589,315
Lease liabilities	31,602	32,899
Prepayment from customers	1,146,988	0
Accrued expenses and other current liabilities	1,160,540	524,197
Total current liabilities	22,524,707	30,461,534
Long-term loans, non-current portion	34,266	421,733
Deferred revenue, non-current	121,299	207,352
Lease liabilities	0	15,484
Deferred tax liabilities	34,153	53,443
Total liabilities	22,632,988	31,159,546
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	526,217	524,723
(Accumulated deficits) retained earnings	(3,211,885)	2,415,349
Accumulated other comprehensive loss	(8,771,028)	(6,532,472)
Total shareholders' equity	103,562,234	63,782,326
Total Liabilities and Shareholders' Equity	126,195,222	94,941,872
Class A Ordinary Share
Shareholders' Equity:
Common stock, value	101,922,676	54,278,472
Class B Ordinary Share
Shareholders' Equity:
Common stock, value	$ 4,231,055	$ 4,231,055